PROPERTY AND EQUIPMENT (Details) (USD $)	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Property and equipment		$ 1,590,661	$ 1,608,900
Less: Accumulated depreciation		(1,507,924)	(1,316,408)
Property and equipment, net	71,430	82,737	292,492
Office equipment and software
Property and equipment		1,503,872	1,489,258
Furniture and fixtures
Property and equipment		86,789	119,642
Leasehold improvements
Property and equipment